Property, Plant and Equipment	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment
Property, Plant and Equipment

8.    Property, Plant and Equipment

        Property, plant and equipment is as follows at September 30:

	2013	2012	Depreciation and amortization period (years)
Land	$70,597	$69,745
Buildings and leasehold improvements	272,833	232,076	4–40
Machinery and equipment	166,810	132,292	3–13
Furniture and fixtures	103,259	82,285	3–10
Computer software and equipment	81,356	25,407	3–7
Transportation equipment	6,044	5,871	3–4
Construction in progress	42,487	77,569

	743,386	625,245
Less accumulated depreciation and amortization	171,857	112,566

	$571,529	$512,679

        Included in construction in process are assets related to implementing a new world-wide ERP system. For fiscal 2013 and 2012, interest capitalized into property, plant and equipment was $3,219 and $1,349, respectively.

        Depreciation and amortization of property, plant and equipment for the fiscal years ended September 30, 2013, 2012 and 2011 was approximately $64,883, $58,311 and $55,589, respectively.